Statement of Cash Flows (USD $)	8 Months Ended	9 Months Ended	20 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (156,362)	$ (299,462)	$ (533,970)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in prepaid expenses	0	52,782	(2,736)
Change in fair value of cash equivalents in trust account	(26,980)	8,551	(21,840)
Increase in accounts payable and accrued expenses	46,086	26,225	79,954
Net cash used in operating activities	(137,256)	(211,904)	(478,592)
Cash flows from investing activities:
Cash transferred to trust account	(64,640,000)	0	(64,640,000)
Cash flows from financing activities:
Proceeds from notes payable to shareholders	200,000	0	200,000
Repayment of notes payable - shareholder	(200,000)	0	(200,000)
Proceeds from sale of initial ordinary shares	25,000	0	25,000
Proceeds from public offering of units	64,000,000	0	64,000,000
Proceeds from sale of insider warrants	4,000,000	0	4,000,000
Payment of offering costs	(2,509,994)	0	(2,509,994)
Net cash provided by financing activities	65,515,006	0	65,515,006
Net (decrease) increase in cash	737,750	(211,904)	396,414
Cash beginning of period	0	608,318	0
Cash end of period	737,750	396,414	396,414
Supplemental disclosures of non-cash financing activities:
Accrual for offering costs	0	0	0
Deferred underwriter's discount	$ 960,000	$ 0	$ 0